SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Customer Concentration Risk [Member] | Single Customer [Member]
Significant Accounting Policies [Line Items]
Customer concentration risk	18.00%	13.00%